Document and Entity Information	May 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	PhaseBio Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38697
Entity Tax Identification Number	03-0375697
Entity Address Address Line 1	1 Great Valley Parkway
Entity Address Address Line 2	Suite 30
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	610
Local Phone Number	981-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PHASQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001169245